Global Small
Capitalization FundSM American Funds Insurance Series®

Summary Prospectus Supplement

July 18, 2012
(for Class 1 shares summary prospectus and Class 2 shares summary prospectus dated May 1, 2012)

Effective October 1, 2012, the information under the heading "Portfolio counselors" in the "Management" section of the summary prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gordon Crawford	14 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning	14 years	Senior Vice President – Capital Research Global Investors
J. Blair Frank	9 years	Senior Vice President – Capital Research Global Investors
Harold H. La	4 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe	Less than 1 year	Senior Vice President – Capital Research Global Investors

Keep this supplement with your summary prospectus

INAFBS-015-0712O   CGD/8024-S34642